Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%,
10/01/28	$2,396	$2,379,057
Aerospace & Defense — 2.3%
Boeing Co. (The)
3.25%, 02/01/28	4,890	4,560,267
3.25%, 03/01/28	1,451	1,348,839
3.45%, 11/01/28	1,666	1,535,794
General Dynamics Corp., 3.75%, 05/15/28	4,927	4,806,352
HEICO Corp., 5.25%, 08/01/28(a)	2,155	2,189,122
Howmet Aerospace Inc., 6.75%, 01/15/28	1,093	1,155,050
L3Harris Technologies Inc., 4.40%, 06/15/28	7,706	7,598,919
Lockheed Martin Corp., 4.45%, 05/15/28(a)	2,840	2,839,272
Northrop Grumman Corp., 3.25%, 01/15/28	8,674	8,286,811
RTX Corp., 4.13%, 11/16/28	11,412	11,178,674
		45,499,100
Agriculture — 1.2%
Altria Group Inc., 6.20%, 11/01/28(a)	2,515	2,647,426
BAT Capital Corp., 2.26%, 03/25/28	7,563	6,889,081
BAT International Finance PLC, 4.45%, 03/16/28	4,381	4,310,908
Philip Morris International Inc.
3.13%, 03/02/28(a)	1,734	1,645,162
4.88%, 02/15/28	6,625	6,672,513
5.25%, 09/07/28(a)	2,320	2,367,600
		24,532,690
Airlines — 0.5%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29(a)	1,094	1,041,880
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	1,399	1,303,345
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	1,094	1,011,108
Delta Air Lines Inc., 4.38%, 04/19/28(a)	1,570	1,515,793
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29(a)	2,443	2,248,153
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	1,712	1,592,261
Series 2016-2, Class AA, 2.88%, 04/07/30(a)	1,712	1,563,604
		10,276,144
Apparel — 0.2%
Tapestry Inc., 7.35%, 11/27/28(a)	4,135	4,339,923

Auto Manufacturers — 3.5%
American Honda Finance Corp.
2.00%, 03/24/28	2,798	2,557,719
3.50%, 02/15/28	1,750	1,688,568
4.70%, 01/12/28(a)	1,770	1,777,834
5.13%, 07/07/28	3,025	3,079,528
5.65%, 11/15/28(a)	3,410	3,548,296
Ford Motor Co., 6.63%, 10/01/28(a)	1,904	2,000,115
Ford Motor Credit Co. LLC
2.90%, 02/16/28	3,118	2,862,136
6.80%, 05/12/28	6,375	6,648,146
6.80%, 11/07/28	6,395	6,694,762
General Motors Co., 5.00%, 10/01/28(a)	2,902	2,919,444
General Motors Financial Co. Inc.
2.40%, 04/10/28	4,138	3,778,696
2.40%, 10/15/28	4,058	3,661,177
3.85%, 01/05/28(a)	1,742	1,677,478
5.80%, 06/23/28(a)	5,545	5,695,313
6.00%, 01/09/28	4,043	4,164,712

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
4.60%, 01/10/28	$703	$705,755
4.95%, 08/10/28(a)	1,425	1,447,640
Toyota Motor Corp.
3.67%, 07/20/28	1,069	1,041,175
5.12%, 07/13/28	1,760	1,798,991
Toyota Motor Credit Corp.
1.90%, 04/06/28	2,681	2,447,141
3.05%, 01/11/28	1,801	1,716,471
4.63%, 01/12/28	4,240	4,257,596
5.25%, 09/11/28	3,570	3,663,862
		69,832,555
Banks — 13.0%
Banco Santander SA
3.80%, 02/23/28	4,176	3,992,880
4.38%, 04/12/28	4,980	4,868,032
5.59%, 08/08/28	5,920	6,063,159
6.61%, 11/07/28	4,850	5,170,321
Bank of Montreal
5.20%, 02/01/28	4,831	4,908,917
5.72%, 09/25/28	5,140	5,324,746
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	1,595	1,432,344
3.00%, 10/30/28(a)	1,854	1,731,564
3.40%, 01/29/28	3,439	3,310,016
3.85%, 04/28/28	4,519	4,422,094
Bank of Nova Scotia (The), 5.25%, 06/12/28(a)	3,935	4,006,645
Barclays PLC
4.34%, 01/10/28	5,920	5,787,719
4.84%, 05/09/28	8,680	8,526,235
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	4,655	4,692,795
5.99%, 10/03/28	3,260	3,407,436
Citibank NA, 5.80%, 09/29/28	10,875	11,329,013
Citigroup Inc.
4.13%, 07/25/28	9,086	8,834,998
6.63%, 01/15/28(a)	1,520	1,615,729
Discover Bank, 4.65%, 09/13/28	3,904	3,819,336
Fifth Third Bancorp, 3.95%, 03/14/28(a)	2,794	2,709,952
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	1,875	1,935,046
ING Groep NV, 4.55%, 10/02/28	5,325	5,270,414
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	920	959,084
KeyCorp, 4.10%, 04/30/28(a)	3,503	3,366,990
Lloyds Banking Group PLC
4.38%, 03/22/28	6,310	6,200,791
4.55%, 08/16/28	5,895	5,829,667
Manufacturers & Traders Trust Co., 4.70%,
01/27/28	4,395	4,322,259
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	5,486	5,359,564
4.05%, 09/11/28(a)	3,913	3,840,438
Mizuho Financial Group Inc., 4.02%, 03/05/28	4,837	4,725,361
Morgan Stanley, 3.59%, 07/22/28(b)	12,295	11,822,253
National Australia Bank Ltd./New York
4.90%, 06/13/28	5,605	5,674,751
4.94%, 01/12/28	4,245	4,296,634
Northern Trust Corp., 3.65%, 08/03/28	2,007	1,948,039
PNC Bank NA
3.25%, 01/22/28	3,510	3,333,671
4.05%, 07/26/28	4,780	4,639,998
Regions Financial Corp., 1.80%, 08/12/28	2,660	2,345,618

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
4.90%, 01/12/28	$3,795	$3,821,691
5.20%, 08/01/28	4,575	4,677,432
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	8,211	7,327,988
3.54%, 01/17/28	2,826	2,712,856
3.94%, 07/19/28(a)	2,631	2,560,092
4.31%, 10/16/28(a)	2,110	2,087,176
5.52%, 01/13/28	7,708	7,887,533
5.72%, 09/14/28(a)	4,630	4,789,034
5.80%, 07/13/28(a)	3,415	3,538,562
Synovus Bank, 5.63%, 02/15/28(a)	1,430	1,412,228
Toronto-Dominion Bank (The)
5.16%, 01/10/28	5,548	5,626,750
5.52%, 07/17/28	5,820	5,985,696
U.S. Bancorp, 3.90%, 04/26/28	3,853	3,749,760
UBS AG/London, 5.65%, 09/11/28	7,125	7,377,799
UBS AG/Stamford CT, 7.50%, 02/15/28	10,639	11,526,050
Westpac Banking Corp.
1.95%, 11/20/28	4,963	4,466,651
3.40%, 01/25/28	3,941	3,797,811
5.54%, 11/17/28	5,660	5,879,851
		261,049,469
Beverages — 1.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%,
04/13/28	9,281	9,148,434
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	5,364	4,794,298
1.50%, 03/05/28(a)	3,102	2,814,890
Constellation Brands Inc.
3.60%, 02/15/28	3,044	2,923,740
4.65%, 11/15/28(a)	2,720	2,703,049
Diageo Capital PLC, 3.88%, 05/18/28	2,030	1,979,739
Keurig Dr Pepper Inc., 4.60%, 05/25/28(a)	5,305	5,283,112
PepsiCo Inc.
3.60%, 02/18/28	4,292	4,185,573
4.45%, 05/15/28	1,805	1,816,500
		35,649,335
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	6,460	5,752,015
5.15%, 03/02/28	14,150	14,350,771
		20,102,786
Building Materials — 0.4%
Lennox International Inc., 5.50%, 09/15/28(a)	2,065	2,116,946
Masco Corp., 1.50%, 02/15/28	2,700	2,411,623
Mohawk Industries Inc., 5.85%, 09/18/28(a)	1,345	1,396,674
Trane Technologies Global Holding Co. Ltd., 3.75%,
08/21/28(a)	2,447	2,363,018
		8,288,261
Chemicals — 1.5%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	4,560	4,762,571
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	3,230	3,246,530
DuPont de Nemours Inc., 4.73%, 11/15/28(a)	8,869	8,951,567
Eastman Chemical Co., 4.50%, 12/01/28(a)	2,744	2,703,718
Ecolab Inc., 5.25%, 01/15/28(a)	2,230	2,285,832
International Flavors & Fragrances Inc., 4.45%,
09/26/28	1,030	1,008,741
Mosaic Co. (The), 5.38%, 11/15/28(a)	695	708,416
Nutrien Ltd., 4.90%, 03/27/28(a)	3,860	3,870,420

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc., 3.75%, 03/15/28	$3,412	$3,307,255
		30,845,050
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28	4,557	4,138,717
Block Financial LLC, 2.50%, 07/15/28(a)	2,665	2,426,353
Equifax Inc., 5.10%, 06/01/28	3,210	3,245,247
Global Payments Inc., 4.45%, 06/01/28	1,908	1,871,401
Moody's Corp., 3.25%, 01/15/28	2,090	2,003,759
S&P Global Inc., 4.75%, 08/01/28	2,590	2,610,563
UL Solutions Inc., 6.50%, 10/20/28(a)(c)	1,630	1,725,454
		18,021,494
Computers — 2.1%
Apple Inc.
1.20%, 02/08/28	8,209	7,382,473
1.40%, 08/05/28	8,175	7,320,184
4.00%, 05/10/28	4,370	4,342,830
Dell Inc., 7.10%, 04/15/28(a)	1,260	1,355,980
Dell International LLC/EMC Corp., 5.25%, 02/01/28	4,345	4,424,986
DXC Technology Co., 2.38%, 09/15/28	2,957	2,626,315
Hewlett Packard Enterprise Co., 5.25%, 07/01/28(a)	2,335	2,384,281
HP Inc., 4.75%, 01/15/28	4,029	4,046,573
International Business Machines Corp.
4.50%, 02/06/28	4,500	4,507,261
6.50%, 01/15/28(a)	1,242	1,321,976
Kyndryl Holdings Inc., 2.70%, 10/15/28	2,147	1,949,650
		41,662,509
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28(a)	1,170	1,183,579
Estee Lauder Companies Inc. (The), 4.38%,
05/15/28(a)	3,575	3,551,287
Kenvue Inc., 5.05%, 03/22/28	4,445	4,530,002
Procter & Gamble Co. (The), 3.95%, 01/26/28(a)	2,100	2,079,965
Unilever Capital Corp.
3.50%, 03/22/28	5,182	5,015,219
4.88%, 09/08/28(a)	2,520	2,559,408
		18,919,460
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	2,340	2,394,681

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/28	15,012	13,864,645
3.88%, 01/23/28	2,704	2,606,736
5.75%, 06/06/28(a)	4,245	4,344,163
Air Lease Corp.
2.10%, 09/01/28	2,439	2,180,055
4.63%, 10/01/28	2,109	2,078,580
5.30%, 02/01/28(a)	2,785	2,819,029
Ally Financial Inc., 2.20%, 11/02/28	3,325	2,944,874
Ameriprise Financial Inc., 5.70%, 12/15/28	2,245	2,329,797
Ares Management Corp., 6.38%, 11/10/28	1,855	1,960,633
BGC Group Inc., 8.00%, 05/25/28	1,400	1,496,881
Brookfield Finance Inc., 3.90%, 01/25/28	4,903	4,749,706
Capital One Financial Corp., 3.80%, 01/31/28	6,646	6,409,687
Charles Schwab Corp. (The)
2.00%, 03/20/28(a)	5,274	4,811,427
3.20%, 01/25/28	2,943	2,799,013
CME Group Inc., 3.75%, 06/15/28	2,399	2,347,338

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
3.63%, 09/01/28(c)	$3,820	$3,658,175
3.75%, 09/21/28(a)	2,411	2,327,892
Jefferies Financial Group Inc., 5.88%, 07/21/28	4,645	4,776,531
Lazard Group LLC, 4.50%, 09/19/28	1,896	1,860,273
LPL Holdings Inc., 6.75%, 11/17/28	3,010	3,179,164
Mastercard Inc.
3.50%, 02/26/28	2,034	1,978,525
4.88%, 03/09/28	2,652	2,703,457
Nasdaq Inc., 5.35%, 06/28/28	4,935	5,057,360
Nomura Holdings Inc.
2.17%, 07/14/28	4,568	4,102,953
5.84%, 01/18/28	1,572	1,611,396
6.07%, 07/12/28(a)	4,095	4,247,935
		93,246,225
Electric — 8.6%
AEP Texas Inc., 3.95%, 06/01/28	2,073	2,003,443
AES Corp. (The), 5.45%, 06/01/28	4,355	4,397,221
Ameren Corp., 1.75%, 03/15/28(a)	2,001	1,799,488
Ameren Illinois Co., 3.80%, 05/15/28(a)	1,513	1,473,557
American Electric Power Co. Inc., Series J, 4.30%,
12/01/28	2,618	2,560,149
Atlantic City Electric Co., 4.00%, 10/15/28	1,224	1,194,528
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	3,208	3,056,749
Black Hills Corp., 5.95%, 03/15/28(a)	1,550	1,601,475
CenterPoint Energy Houston Electric LLC, 5.20%,
10/01/28	775	790,180
Commonwealth Edison Co., 3.70%, 08/15/28	2,045	1,975,997
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(a)	1,536	1,493,484
Series D, 4.00%, 12/01/28	2,135	2,090,540
Constellation Energy Generation LLC, 5.60%,
03/01/28	3,955	4,062,068
Consumers Energy Co.
3.80%, 11/15/28	1,066	1,033,867
4.65%, 03/01/28	1,511	1,513,799
Dominion Energy Inc., 4.25%, 06/01/28	2,248	2,202,522
DTE Electric Co., Series A, 1.90%, 04/01/28	2,776	2,527,463
DTE Energy Co., 4.88%, 06/01/28	3,770	3,774,153
Duke Energy Carolinas LLC
3.95%, 11/15/28	2,649	2,596,151
Series A, 6.00%, 12/01/28(a)	810	850,787
Duke Energy Corp., 4.30%, 03/15/28	4,990	4,916,076
Duke Energy Florida LLC, 3.80%, 07/15/28	1,992	1,937,043
Duke Energy Progress LLC, 3.70%, 09/01/28	1,872	1,811,514
Edison International
4.13%, 03/15/28	1,921	1,866,052
5.25%, 11/15/28	3,135	3,159,606
Enel Chile SA, 4.88%, 06/12/28	3,281	3,217,523
Entergy Arkansas LLC, 4.00%, 06/01/28	1,257	1,229,775
Entergy Corp., 1.90%, 06/15/28	2,961	2,660,913
Entergy Louisiana LLC, 3.25%, 04/01/28(a)	1,981	1,884,349
Entergy Mississippi LLC, 2.85%, 06/01/28	1,660	1,550,236
Eversource Energy
5.45%, 03/01/28	5,890	5,987,815
Series M, 3.30%, 01/15/28	1,795	1,702,128
Exelon Corp., 5.15%, 03/15/28	5,130	5,193,050
Florida Power & Light Co.
4.40%, 05/15/28	2,700	2,688,606
5.05%, 04/01/28(a)	3,775	3,841,746
Georgia Power Co., 4.65%, 05/16/28(a)	3,430	3,435,535

Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co., 3.85%, 05/15/28(a)	$1,431	$1,383,168
Interstate Power & Light Co., 4.10%, 09/26/28(a)	2,515	2,451,589
Mississippi Power Co., 3.95%, 03/30/28(a)	1,185	1,154,012
National Grid PLC, 5.60%, 06/12/28	2,895	2,965,948
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28	2,349	2,257,771
3.90%, 11/01/28	1,963	1,903,506
4.80%, 03/15/28(a)	2,252	2,262,344
5.05%, 09/15/28	1,725	1,750,651
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	6,435	5,797,352
4.90%, 02/28/28	4,970	4,996,138
Oklahoma Gas & Electric Co., 3.80%, 08/15/28	1,501	1,450,319
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28(a)	3,230	3,116,150
4.30%, 05/15/28(a)	1,535	1,517,661
Pacific Gas and Electric Co.
3.00%, 06/15/28(a)	3,657	3,409,800
3.75%, 07/01/28	3,682	3,512,439
4.65%, 08/01/28	1,323	1,302,178
Public Service Co. of Colorado, 3.70%, 06/15/28	1,515	1,461,175
Public Service Electric & Gas Co.
3.65%, 09/01/28	1,325	1,282,555
3.70%, 05/01/28(a)	1,180	1,144,514
Public Service Enterprise Group Inc., 5.88%,
10/15/28(a)	2,960	3,075,851
Puget Energy Inc., 2.38%, 06/15/28	2,122	1,914,572
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,035	3,072,006
Sempra, 3.40%, 02/01/28	4,555	4,349,043
Southern California Edison Co.
5.30%, 03/01/28(a)	3,160	3,217,656
5.65%, 10/01/28	1,975	2,039,611
Series B, 3.65%, 03/01/28	1,531	1,472,847
Southern Co. (The)
4.85%, 06/15/28	3,615	3,635,572
Series 21-B, 1.75%, 03/15/28	1,495	1,345,200
Southwestern Electric Power Co., Series M, 4.10%,
09/15/28	2,618	2,542,568
System Energy Resources Inc., 6.00%, 04/15/28(a)	1,315	1,357,956
Virginia Electric & Power Co., Series A, 3.80%,
04/01/28	2,962	2,878,134
WEC Energy Group Inc.
2.20%, 12/15/28	2,359	2,122,253
4.75%, 01/15/28	2,405	2,411,371
Wisconsin Electric Power Co., 1.70%, 06/15/28	575	517,442
Xcel Energy Inc., 4.00%, 06/15/28	2,755	2,672,139
		173,823,079
Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28	2,166	2,078,262
Avnet Inc., 6.25%, 03/15/28	2,083	2,164,789
Flex Ltd., 6.00%, 01/15/28	1,410	1,449,741
Honeywell International Inc., 4.95%, 02/15/28(a)	2,980	3,038,230
Hubbell Inc., 3.50%, 02/15/28	2,050	1,964,860
Jabil Inc., 3.95%, 01/12/28	2,564	2,470,247
TD SYNNEX Corp., 2.38%, 08/09/28	2,080	1,884,761
Trimble Inc., 4.90%, 06/15/28(a)	2,799	2,798,558
Vontier Corp., 2.40%, 04/01/28	2,308	2,093,084
		19,942,532
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	2,070	2,163,902

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28	$3,538	$3,461,150
Veralto Corp., 5.35%, 09/18/28(c)	2,970	3,028,738
Waste Connections Inc., 4.25%, 12/01/28	2,268	2,232,844
Waste Management Inc., 1.15%, 03/15/28	3,382	3,005,877
		11,728,609
Food — 1.8%
Campbell Soup Co., 4.15%, 03/15/28	4,528	4,447,437
Conagra Brands Inc.
4.85%, 11/01/28	6,127	6,128,443
7.00%, 10/01/28	1,367	1,474,809
General Mills Inc.
4.20%, 04/17/28	6,397	6,306,269
5.50%, 10/17/28	2,435	2,507,357
Hershey Co. (The), 4.25%, 05/04/28(a)	1,645	1,639,792
Hormel Foods Corp., 1.70%, 06/03/28	3,605	3,254,769
J.M. Smucker Co. (The), 5.90%, 11/15/28(a)	3,245	3,396,615
JBS USA Holding Lux SARL/ JBS USA Food Co./
JBS Lux Co. SARL, 5.13%, 02/01/28	3,502	3,501,686
Kellanova, 4.30%, 05/15/28	2,802	2,765,194
Mondelez International Inc., 4.13%, 05/07/28	1,200	1,183,421
		36,605,792
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	2,045	1,806,566

Gas — 0.7%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,290	1,253,497
5.25%, 03/01/28	3,840	3,901,167
National Fuel Gas Co., 4.75%, 09/01/28	917	905,285
NiSource Inc., 5.25%, 03/30/28	4,570	4,632,032
Southwest Gas Corp.
3.70%, 04/01/28	1,028	989,177
5.45%, 03/23/28	1,435	1,459,084
		13,140,242
Hand & Machine Tools — 0.5%
Kennametal Inc., 4.63%, 06/15/28(a)	946	935,981
Regal Rexnord Corp., 6.05%, 04/15/28	5,055	5,177,334
Stanley Black & Decker Inc.
4.25%, 11/15/28	2,086	2,052,017
6.00%, 03/06/28(a)	2,274	2,370,266
		10,535,598
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28	3,030	2,728,548
Baxter International Inc., 2.27%, 12/01/28	5,370	4,829,992
Boston Scientific Corp., 4.00%, 03/01/28	2,055	2,018,127
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,417	2,368,263
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	5,065	5,018,402
Revvity Inc., 1.90%, 09/15/28	2,170	1,931,037
Stryker Corp.
3.65%, 03/07/28	2,815	2,719,245
4.85%, 12/08/28	2,545	2,565,019
Thermo Fisher Scientific Inc., 1.75%, 10/15/28	3,705	3,326,621
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28(a)	2,640	2,700,426
		30,205,680
Health Care - Services — 2.4%
Advocate Health & Hospitals Corp., 3.83%,
08/15/28	515	502,886
Bon Secours Mercy Health Inc., Series 2018,
4.30%, 07/01/28(a)	823	811,071
Centene Corp., 2.45%, 07/15/28	8,685	7,850,331

Security	Par (000)	Value

Health Care - Services (continued)
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	$1,044	$1,029,277
Elevance Health Inc., 4.10%, 03/01/28	5,851	5,739,406
HCA Inc.
5.20%, 06/01/28(a)	4,505	4,549,593
5.63%, 09/01/28	6,303	6,447,875
Humana Inc.
5.75%, 03/01/28(a)	2,303	2,371,253
5.75%, 12/01/28	2,315	2,395,100
IQVIA Inc., 5.70%, 05/15/28	3,240	3,322,294
SSM Health Care Corp., 4.89%, 06/01/28	615	619,141
Sutter Health, Series 2018, 3.70%, 08/15/28	455	437,718
UnitedHealth Group Inc.
3.85%, 06/15/28	4,446	4,340,346
3.88%, 12/15/28	3,592	3,503,895
5.25%, 02/15/28	4,275	4,382,774
		48,302,960
Holding Companies - Diversified — 1.2%
Ares Capital Corp., 2.88%, 06/15/28	5,647	5,089,134
Blackstone Private Credit Fund, 7.30%, 11/27/28(c)	1,850	1,947,724
Blackstone Secured Lending Fund, 2.85%,
09/30/28	3,018	2,701,873
Blue Owl Capital Corp., 2.88%, 06/11/28(a)	3,915	3,534,892
Blue Owl Credit Income Corp., 7.95%, 06/13/28	2,562	2,709,146
FS KKR Capital Corp., 3.13%, 10/12/28	3,410	3,014,086
Golub Capital BDC Inc., 7.05%, 12/05/28	1,370	1,422,321
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(c)	1,170	1,258,828
Prospect Capital Corp., 3.44%, 10/15/28(a)	1,466	1,280,641
Sixth Street Specialty Lending Inc., 6.95%,
08/14/28	1,550	1,606,754
		24,565,399
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28(a)	2,360	2,309,503

Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28(a)	2,138	2,139,156
Clorox Co. (The), 3.90%, 05/15/28(a)	2,419	2,357,683
Kimberly-Clark Corp., 3.95%, 11/01/28(a)	2,015	1,977,476
		6,474,315
Insurance — 1.9%
American International Group Inc., 4.20%, 04/01/28	1,786	1,749,040
Aon Corp., 4.50%, 12/15/28	1,801	1,780,093
Assurant Inc., 4.90%, 03/27/28	1,665	1,653,120
Assured Guaranty U.S. Holdings Inc., 6.13%,
09/15/28	1,865	1,948,928
Athene Holding Ltd., 4.13%, 01/12/28	4,406	4,301,069
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	1,513	1,625,572
Equitable Holdings Inc., 4.35%, 04/20/28	6,445	6,328,788
F&G Annuities & Life Inc., 7.40%, 01/13/28	2,120	2,214,427
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	2,422	2,415,121
Fidelity National Financial Inc., 4.50%, 08/15/28	1,741	1,714,671
Globe Life Inc., 4.55%, 09/15/28(a)	2,579	2,506,565
Horace Mann Educators Corp., 7.25%, 09/15/28(a)	1,320	1,418,697
Lincoln National Corp., 3.80%, 03/01/28(a)	1,199	1,159,484
MGIC Investment Corp., 5.25%, 08/15/28(a)	2,730	2,684,558
Prudential Financial Inc., 3.88%, 03/27/28	2,310	2,250,212
Willis North America Inc., 4.50%, 09/15/28	2,735	2,692,472
		38,442,817
Internet — 2.0%
Amazon.com Inc., 1.65%, 05/12/28	9,270	8,394,103

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Baidu Inc.
4.38%, 03/29/28(a)	$540	$534,741
4.88%, 11/14/28	920	928,477
Booking Holdings Inc., 3.55%, 03/15/28	2,374	2,295,794
Expedia Group Inc., 3.80%, 02/15/28	4,862	4,694,376
Meta Platforms Inc., 4.60%, 05/15/28	7,595	7,661,091
Netflix Inc.
4.88%, 04/15/28	7,160	7,223,243
5.88%, 11/15/28	8,402	8,818,290
		40,550,115
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28	2,525	2,469,399

Lodging — 0.8%
Hyatt Hotels Corp., 4.38%, 09/15/28	2,293	2,246,378
Marriott International Inc./MD
5.55%, 10/15/28	3,320	3,423,352
Series AA, 4.65%, 12/01/28	1,278	1,271,732
Series X, 4.00%, 04/15/28	2,276	2,218,466
Sands China Ltd., 5.40%, 08/08/28	6,825	6,746,862
		15,906,790
Machinery — 1.9%
ABB Finance USA Inc., 3.80%, 04/03/28	544	537,307
CNH Industrial Capital LLC, 4.55%, 04/10/28	2,802	2,777,761
Ingersoll Rand Inc., 5.40%, 08/14/28(a)	2,350	2,406,496
John Deere Capital Corp.
1.50%, 03/06/28	1,916	1,725,971
3.05%, 01/06/28	1,156	1,108,965
4.75%, 01/20/28(a)	4,460	4,499,016
4.90%, 03/03/28	2,560	2,595,316
4.95%, 07/14/28	6,150	6,255,708
Nordson Corp., 5.60%, 09/15/28	1,595	1,640,389
nVent Finance SARL, 4.55%, 04/15/28	1,754	1,729,544
Oshkosh Corp., 4.60%, 05/15/28(a)	1,604	1,586,747
Otis Worldwide Corp., 5.25%, 08/16/28(a)	3,300	3,364,478
Westinghouse Air Brake Technologies Corp., 4.70%,
09/15/28	5,263	5,235,154
Xylem Inc./New York, 1.95%, 01/30/28	2,313	2,111,197
		37,574,049
Manufacturing — 0.5%
3M Co., 3.63%, 09/14/28(a)	2,304	2,214,909
Eaton Corp., 4.35%, 05/18/28(a)	2,970	2,960,859
Teledyne Technologies Inc., 2.25%, 04/01/28	2,986	2,730,506
Textron Inc., 3.38%, 03/01/28	1,360	1,295,975
		9,202,249
Media — 2.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28	4,341	4,103,830
4.20%, 03/15/28	5,365	5,153,161
Comcast Corp.
3.15%, 02/15/28	7,158	6,827,469
3.55%, 05/01/28(a)	4,309	4,154,620
4.15%, 10/15/28	15,594	15,339,345
Discovery Communications LLC, 3.95%, 03/20/28	7,557	7,107,781
Paramount Global
3.38%, 02/15/28	1,438	1,322,636
3.70%, 06/01/28	1,438	1,327,868
TCI Communications Inc., 7.13%, 02/15/28	1,304	1,407,343

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The), 2.20%, 01/13/28(a)	$5,759	$5,345,714
		52,089,767
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28	1,708	1,673,907

Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	3,066	2,793,213
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	3,930	3,950,506
5.10%, 09/08/28	3,355	3,416,784
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,205	2,139,181
4.38%, 08/01/28	2,007	1,961,358
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	3,180	3,470,822
		17,731,864
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	2,260	2,094,248
4.25%, 04/01/28	2,887	2,795,033
		4,889,281
Oil & Gas — 2.8%
Apache Corp., 4.38%, 10/15/28	1,160	1,112,733
BP Capital Markets America Inc.
3.94%, 09/21/28	4,167	4,061,193
4.23%, 11/06/28(a)	7,611	7,504,515
BP Capital Markets PLC, 3.72%, 11/28/28	3,083	2,979,092
Chevron USA Inc., 3.85%, 01/15/28(a)	2,493	2,451,041
Continental Resources Inc./OK, 4.38%, 01/15/28	4,417	4,308,245
Devon Energy Corp., 5.88%, 06/15/28	1,249	1,260,157
EQT Corp., 5.70%, 04/01/28	2,220	2,269,057
HF Sinclair Corp., 5.00%, 02/01/28(a)(c)	2,620	2,574,395
Marathon Petroleum Corp., 3.80%, 04/01/28	1,882	1,822,151
Occidental Petroleum Corp., 6.38%, 09/01/28(a)	2,955	3,087,036
Ovintiv Inc., 5.65%, 05/15/28	3,280	3,349,543
Patterson-UTI Energy Inc., 3.95%, 02/01/28	1,830	1,749,871
Phillips 66, 3.90%, 03/15/28	3,550	3,450,296
Phillips 66 Co., 3.75%, 03/01/28	1,809	1,749,159
Shell International Finance BV, 3.88%, 11/13/28	6,740	6,594,012
TotalEnergies Capital SA, 3.88%, 10/11/28	4,266	4,160,956
Valero Energy Corp., 4.35%, 06/01/28	2,426	2,391,724
		56,875,176
Oil & Gas Services — 0.1%
Schlumberger Investment SA, 4.50%, 05/15/28	1,030	1,031,040

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 4.50%, 05/15/28(a)	2,002	1,973,526
Berry Global Inc., 5.50%, 04/15/28(a)	2,165	2,190,732
WRKCo Inc.
3.90%, 06/01/28	2,223	2,147,594
4.00%, 03/15/28	2,611	2,536,434
		8,848,286
Pharmaceuticals — 6.2%
AbbVie Inc., 4.25%, 11/14/28(a)	7,770	7,711,045
Astrazeneca Finance LLC
1.75%, 05/28/28	5,589	5,053,017
4.88%, 03/03/28	5,156	5,222,358
Becton Dickinson and Co., 4.69%, 02/13/28(a)	3,341	3,340,427
Bristol-Myers Squibb Co., 3.90%, 02/20/28	7,017	6,878,206
Cigna Group (The), 4.38%, 10/15/28	14,665	14,465,410
CVS Health Corp., 4.30%, 03/25/28	19,038	18,661,057

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	$7,651	$7,494,086
Johnson & Johnson, 2.90%, 01/15/28	6,201	5,937,734
McKesson Corp.
3.95%, 02/16/28(a)	1,736	1,695,295
4.90%, 07/15/28	1,924	1,946,790
Merck & Co. Inc.
1.90%, 12/10/28	4,552	4,108,289
4.05%, 05/17/28	1,505	1,492,453
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	1,858	1,971,127
Mylan Inc., 4.55%, 04/15/28(a)	3,728	3,657,116
Pfizer Inc., 3.60%, 09/15/28(a)	3,250	3,160,763
Pfizer Investment Enterprises Pte Ltd., 4.45%,
05/19/28	15,070	15,033,171
Pharmacia LLC, 6.60%, 12/01/28	2,875	3,101,468
Sanofi SA, 3.63%, 06/19/28	3,438	3,364,507
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	7,622	7,681,069
Zoetis Inc., 3.90%, 08/20/28	2,541	2,469,886
		124,445,274
Pipelines — 3.7%
Cheniere Energy Inc., 4.63%, 10/15/28	6,965	6,832,064
Enbridge Inc., 6.00%, 11/15/28(a)	2,050	2,143,361
Energy Transfer LP
4.95%, 05/15/28	3,590	3,596,225
4.95%, 06/15/28	4,084	4,097,262
5.55%, 02/15/28(a)	3,775	3,856,784
6.10%, 12/01/28	2,000	2,092,870
Enterprise Products Operating LLC, 4.15%,
10/16/28	5,160	5,071,907
Kinder Morgan Inc., 4.30%, 03/01/28	5,797	5,716,848
MPLX LP, 4.00%, 03/15/28	5,404	5,251,372
ONEOK Inc.
4.55%, 07/15/28	2,958	2,929,625
5.65%, 11/01/28(a)	3,310	3,413,285
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	6,220	6,090,905
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.00%, 01/15/28	3,540	3,508,678
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	1,743	1,871,999
TransCanada PipeLines Ltd., 4.25%, 05/15/28	6,376	6,244,188
Transcontinental Gas Pipe Line Co. LLC, 4.00%,
03/15/28	1,460	1,420,669
Valero Energy Partners LP, 4.50%, 03/15/28	2,258	2,230,069
Western Midstream Operating LP
4.50%, 03/01/28	1,860	1,821,285
4.75%, 08/15/28	1,595	1,575,475
Williams Companies Inc. (The), 5.30%, 08/15/28(a)	4,130	4,207,046
		73,971,917
Real Estate — 0.1%
Jones Lang LaSalle Inc., 6.88%, 12/01/28(a)	1,650	1,769,520

Real Estate Investment Trusts — 6.6%
Agree LP, 2.00%, 06/15/28	1,942	1,744,847
Alexandria Real Estate Equities Inc., 3.95%,
01/15/28	2,175	2,113,215
American Homes 4 Rent LP, 4.25%, 02/15/28	2,327	2,262,414
American Tower Corp.
1.50%, 01/31/28	2,384	2,129,945
3.60%, 01/15/28	2,476	2,374,702
5.25%, 07/15/28	3,490	3,536,967
5.50%, 03/15/28(a)	2,449	2,499,727
5.80%, 11/15/28	3,925	4,069,395

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
1.90%, 12/01/28	$1,315	$1,177,663
3.20%, 01/15/28	1,962	1,870,081
Boston Properties LP, 4.50%, 12/01/28	4,534	4,353,567
Brixmor Operating Partnership LP, 2.25%, 04/01/28	1,954	1,774,363
Camden Property Trust, 4.10%, 10/15/28	1,752	1,708,031
Crown Castle Inc.
3.80%, 02/15/28	4,228	4,070,391
4.80%, 09/01/28(a)	2,465	2,453,828
5.00%, 01/11/28(a)	4,630	4,641,879
CubeSmart LP, 2.25%, 12/15/28	2,445	2,195,802
Digital Realty Trust LP
4.45%, 07/15/28	2,547	2,508,621
5.55%, 01/15/28	4,309	4,394,385
DOC DR LLC, 3.95%, 01/15/28	1,145	1,110,665
EPR Properties, 4.95%, 04/15/28	937	917,550
Equinix Inc.
1.55%, 03/15/28	2,692	2,401,733
2.00%, 05/15/28	1,775	1,602,160
ERP Operating LP
3.50%, 03/01/28(a)	2,266	2,180,254
4.15%, 12/01/28	2,141	2,099,110
Essex Portfolio LP, 1.70%, 03/01/28	2,212	1,980,826
Extra Space Storage LP, 5.70%, 04/01/28	2,445	2,506,635
Federal Realty OP LP, 5.38%, 05/01/28	1,185	1,202,597
GLP Capital LP/GLP Financing II Inc., 5.75%,
06/01/28	2,595	2,630,249
Healthpeak OP LLC, 2.13%, 12/01/28	2,559	2,291,475
Highwoods Realty LP, 4.13%, 03/15/28	1,184	1,127,911
Invitation Homes Operating Partnership LP, 2.30%,
11/15/28	2,565	2,304,970
Kilroy Realty LP, 4.75%, 12/15/28	1,982	1,915,745
Kimco Realty OP LLC, 1.90%, 03/01/28	1,984	1,797,623
LXP Industrial Trust, 6.75%, 11/15/28	1,383	1,454,085
Mid-America Apartments LP, 4.20%, 06/15/28(a)	1,829	1,792,296
NNN REIT Inc., 4.30%, 10/15/28	1,423	1,391,885
Omega Healthcare Investors Inc., 4.75%, 01/15/28	2,778	2,731,054
Piedmont Operating Partnership LP, 9.25%,
07/20/28(a)	1,765	1,931,665
Prologis LP
3.88%, 09/15/28	1,535	1,493,378
4.00%, 09/15/28	2,053	2,006,363
4.88%, 06/15/28	3,280	3,309,651
Public Storage Operating Co.
1.85%, 05/01/28	2,693	2,435,407
1.95%, 11/09/28(a)	2,434	2,181,401
Realty Income Corp.
2.10%, 03/15/28	1,575	1,438,032
2.20%, 06/15/28	1,580	1,437,303
3.40%, 01/15/28(a)	2,586	2,472,022
3.65%, 01/15/28	2,011	1,939,262
4.70%, 12/15/28	1,765	1,759,899
Regency Centers LP, 4.13%, 03/15/28	1,435	1,402,012
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28(a)	1,190	1,250,236
Rexford Industrial Realty LP, 5.00%, 06/15/28(a)	1,135	1,137,715
Simon Property Group LP, 1.75%, 02/01/28	4,122	3,739,687
Store Capital LLC, 4.50%, 03/15/28	1,635	1,579,812
Sun Communities Operating LP, 2.30%, 11/01/28	2,267	2,027,587
UDR Inc., 3.50%, 01/15/28	985	941,678
Ventas Realty LP, 4.00%, 03/01/28	2,582	2,501,879

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP, 4.75%, 02/15/28	$5,070	$5,020,252
Welltower OP LLC, 4.25%, 04/15/28	3,745	3,674,973
		132,998,860
Retail — 3.2%
AutoNation Inc., 1.95%, 08/01/28	2,176	1,926,557
AutoZone Inc.
4.50%, 02/01/28(a)	2,270	2,252,143
6.25%, 11/01/28(a)	2,120	2,242,262
Best Buy Co. Inc., 4.45%, 10/01/28(a)	2,356	2,331,179
Dollar General Corp.
4.13%, 05/01/28(a)	2,108	2,051,127
5.20%, 07/05/28	2,554	2,578,853
Dollar Tree Inc., 4.20%, 05/15/28	5,315	5,196,465
Genuine Parts Co., 6.50%, 11/01/28(a)	2,150	2,289,061
Home Depot Inc. (The)
0.90%, 03/15/28(a)	1,873	1,660,102
1.50%, 09/15/28(a)	4,075	3,637,449
3.90%, 12/06/28(a)	4,488	4,405,690
Lowe's Companies Inc.
1.30%, 04/15/28(a)	4,638	4,118,146
1.70%, 09/15/28	4,766	4,241,262
McDonald's Corp.
3.80%, 04/01/28(a)	4,810	4,688,999
4.80%, 08/14/28	3,130	3,153,165
O'Reilly Automotive Inc., 4.35%, 06/01/28	2,332	2,301,824
Starbucks Corp.
3.50%, 03/01/28	3,081	2,963,378
4.00%, 11/15/28(a)	3,560	3,481,376
TJX Companies Inc. (The), 1.15%, 05/15/28	2,371	2,102,450
Walmart Inc.
3.70%, 06/26/28(a)	4,653	4,583,033
3.90%, 04/15/28(a)	2,697	2,671,097
		64,875,618
Semiconductors — 2.3%
Analog Devices Inc., 1.70%, 10/01/28	3,560	3,197,095
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.50%, 01/15/28	3,350	3,217,266
Broadcom Inc.
1.95%, 02/15/28(a)(c)	3,216	2,929,286
4.11%, 09/15/28	5,076	4,976,149
Intel Corp.
1.60%, 08/12/28	4,185	3,726,687
4.88%, 02/10/28	7,305	7,369,752
Marvell Technology Inc.
2.45%, 04/15/28	3,018	2,767,011
4.88%, 06/22/28	2,270	2,263,478
Micron Technology Inc., 5.38%, 04/15/28	2,880	2,926,575
NVIDIA Corp., 1.55%, 06/15/28	5,315	4,810,879
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)	2,022	2,075,262
Qualcomm Inc., 1.30%, 05/20/28	3,977	3,544,788
Texas Instruments Inc., 4.60%, 02/15/28	2,692	2,707,827
		46,512,055
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28	2,417	2,166,988

Software — 2.7%
Concentrix Corp., 6.60%, 08/02/28(a)	3,600	3,710,295
Fidelity National Information Services Inc., 1.65%,
03/01/28	3,476	3,121,826

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
4.20%, 10/01/28	$4,607	$4,510,434
5.38%, 08/21/28(a)	2,920	2,987,829
5.45%, 03/02/28	3,535	3,618,877
Intuit Inc., 5.13%, 09/15/28	3,770	3,856,743
Oracle Corp.
2.30%, 03/25/28	8,174	7,517,288
4.50%, 05/06/28(a)	3,525	3,508,929
Roper Technologies Inc., 4.20%, 09/15/28(a)	3,557	3,489,432
Salesforce Inc.
1.50%, 07/15/28(a)	4,291	3,838,341
3.70%, 04/11/28	6,250	6,113,099
Take-Two Interactive Software Inc., 4.95%,
03/28/28	4,095	4,111,159
VMware LLC, 1.80%, 08/15/28	3,469	3,092,298
		53,476,550
Telecommunications — 4.2%
AT&T Inc.
1.65%, 02/01/28	9,828	8,876,803
4.10%, 02/15/28(a)	7,530	7,387,844
British Telecommunications PLC, 5.13%, 12/04/28	2,955	2,992,843
Motorola Solutions Inc., 4.60%, 02/23/28	2,625	2,616,486
Sprint Capital Corp., 6.88%, 11/15/28(a)	10,765	11,586,480
T-Mobile USA Inc.
2.05%, 02/15/28	7,130	6,502,240
4.75%, 02/01/28	4,938	4,919,380
4.80%, 07/15/28(a)	3,855	3,863,591
4.95%, 03/15/28	3,875	3,902,252
Verizon Communications Inc.
2.10%, 03/22/28	11,984	10,989,029
4.33%, 09/21/28	17,144	16,991,958
Vodafone Group PLC, 4.38%, 05/30/28	4,145	4,141,370
		84,770,276
Transportation — 1.8%
Canadian National Railway Co., 6.90%, 07/15/28	2,119	2,299,125
Canadian Pacific Railway Co., 4.00%, 06/01/28	2,568	2,506,949
CH Robinson Worldwide Inc., 4.20%, 04/15/28	2,966	2,900,332
CSX Corp., 3.80%, 03/01/28	4,150	4,047,702
FedEx Corp.
3.40%, 02/15/28	2,343	2,250,713
4.20%, 10/17/28	1,779	1,752,172
Kirby Corp., 4.20%, 03/01/28	1,765	1,724,388
Norfolk Southern Corp., 3.80%, 08/01/28	2,739	2,664,519
Ryder System Inc.
5.25%, 06/01/28(a)	2,870	2,913,923
5.65%, 03/01/28(a)	2,225	2,283,908
6.30%, 12/01/28(a)	1,810	1,913,462
Union Pacific Corp., 3.95%, 09/10/28(a)	5,130	5,048,040
Walmart Inc., 1.50%, 09/22/28	4,566	4,108,838
		36,414,071
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28	1,227	1,168,889
4.55%, 11/07/28(a)	1,587	1,573,934
		2,742,823
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28	2,584	2,496,018

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28(a)	$1,656	$1,766,510
		4,262,528
Total Long-Term Investments — 98.5%
(Cost: $1,973,467,815)		1,984,334,136

	Shares

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(d)(e)(f)	94,731,189	94,769,081
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(d)(e)	8,540,000	8,540,000

Total Short-Term Securities — 5.1%
(Cost: $103,283,415)		103,309,081

Total Investments — 103.6%
(Cost: $2,076,751,230)		2,087,643,217

Liabilities in Excess of Other Assets — (3.6)%		(72,147,229)

Net Assets—100.0%		$2,015,495,988

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,215,095	$38,561,136	(a)	$—	$(10,499)	$3,349	$94,769,081	94,731,189	$167,395	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,660,000	5,880,000	(a)	—	—	—	8,540,000	8,540,000	211,271		—
					$(10,499)	$3,349	$103,309,081		$378,666		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,984,334,136	$—	$1,984,334,136
Short-Term Securities
Money Market Funds	103,309,081	—	—	103,309,081
	$103,309,081	$1,984,334,136	$—	$2,087,643,217

Portfolio Abbreviation

REIT	Real Estate Investment Trust